Equity-accounted investees - Additional information (Details) € in Millions									3 Months Ended		5 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Jun. 07, 2022	Mar. 24, 2022 USD ($)	Sep. 15, 2020 USD ($)	Nov. 19, 2019 USD ($)	Nov. 19, 2019 vessel	Nov. 19, 2019 suezmax_tanker_vessel_type	Mar. 29, 2018 USD ($) vessel	Jun. 30, 2023 USD ($)	Sep. 30, 2021 USD ($)	Jun. 06, 2022 joint_venture	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) tons	Dec. 31, 2021 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jun. 21, 2022 USD ($)	Sep. 30, 2020 EUR (€)	Oct. 01, 2018 EUR (€)	Sep. 07, 2018 USD ($)	Jun. 06, 2017 EUR (€)
Disclosure of joint ventures [line items]
Number of joint venture companies | tons													2
Proportion of ownership interest in subsidiary												100.00%
Notional Value	$ 536,532,000											$ 93,607,000	$ 536,532,000
Borrowings	1,696,280,000											930,713,000	1,696,280,000	$ 1,712,180,000
Payments to acquire vessel					$ 40,600,000
Gains on disposal of vessels/other tangible assets												372,444,000	96,160,000	15,068,000
Commitments in relation to joint ventures	$ 0											0	0	0
Proceeds from the sale of vessels (Note 8)												$ 1,206,636,000	$ 356,730,000	$ 55,844,000
TI Africa Ltd
Disclosure of joint ventures [line items]
Percentage of voting equity interests acquired		50.00%
Proportion of ownership interest in subsidiary		100.00%										100.00%	100.00%
TI Asia Ltd and TI Africa Ltd
Disclosure of joint ventures [line items]
Percentage of voting equity interests acquired		50.00%										50.00%				50.00%		50.00%
Proportion of ownership interest in subsidiary	100.00%
TI Asia Ltd
Disclosure of joint ventures [line items]
Percentage of voting equity interests acquired		50.00%
Proportion of ownership interest in subsidiary		100.00%										100.00%	100.00%
Bastia Shipholding Ltd
Disclosure of joint ventures [line items]
Sale price				$ 20,100,000
Gains on disposal of vessels/other tangible assets										$ 800,000
Vessels | Suezmax Bari
Disclosure of joint ventures [line items]
Sale price			$ 21,300,000
Gains on sale of vessel									$ 6,600,000
TI Asia Ltd and TI Africa Ltd
Disclosure of joint ventures [line items]
Number of joint venture companies | joint_venture											2
Ridgebury Tankers and clients of Tufton Oceanic
Disclosure of joint ventures [line items]
Number of vessels acquired						1	2
Bari Shipholding Ltd
Disclosure of joint ventures [line items]
Related party expenses, management fees												$ 121,800	$ 163,000
Bari and Bastia chartering desk
Disclosure of joint ventures [line items]
Related party income, administrative services												177,586	285,476
Senior Secured Loans
Disclosure of joint ventures [line items]
Notional Value																					$ 200,000,000
Senior Secured Loans | TI Asia Ltd and TI Africa Ltd
Disclosure of joint ventures [line items]
Notional Value								$ 220,000,000
Number of vessels refinanced | vessel								2
Borrowing costs recognised as expense								$ 2,200,000
Term Loan | TI Asia Ltd and TI Africa Ltd
Disclosure of joint ventures [line items]
Notional Value								110,000,000
Revolving Loan | TI Asia Ltd and TI Africa Ltd
Disclosure of joint ventures [line items]
Notional Value								110,000,000
Treasury Notes
Disclosure of joint ventures [line items]
Notional Value | €																			€ 50.0	€ 150.0		€ 50.0
Borrowings	$ 50,700,000											87,800,000	50,700,000			€ 79.1	€ 47.5
Secured FSO loan due 2030
Disclosure of joint ventures [line items]
Notional Value												150,000,000						$ 150,000,000
Borrowings	$ 141,747,000											$ 124,809,000	$ 141,747,000
Interest rate swaps | TI Asia Ltd and TI Africa Ltd
Disclosure of joint ventures [line items]
Notional Value								$ 220,000,000
Interest rate swaps | Joint ventures
Disclosure of joint ventures [line items]
Derivative notional amount															$ 208,800,000
Percent ownership in derivative															50.00%